Intangible Assets, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 302,802		$ 612,909